SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21. SUBSEQUENT EVENTS

The Company evaluated subsequent events from the balance sheet date through the issuance date of the financial statements and concluded that no material events occurred during that period.